Restructuring and Other Charges (Tables)	9 Months Ended
Sep. 30, 2023
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Liability in Accrued Compensation and Benefits
The Company’s restructuring liability, which was included in accrued compensation and benefits, consisted of the following:

(in thousands)	Employee-Related Costs
Accrued restructuring balance at January 1, 2023	$—
Expenses incurred	6,895
Payments	(2,154)

Accrued restructuring balance at September 30, 2023	$4,741